Document and Entity Information Document	May 15, 2024
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $1 per share
Entity Incorporation, State or Country Code	IN
Amendment Flag	false
Document Period End Date	May 15, 2024
Entity Registrant Name	ITT INC.
Entity File Number	001-05672
Entity Tax Identification Number	81-1197930
Entity Address, Address Line One	100 Washington Boulevard6th Floor
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06902
City Area Code	914
Local Phone Number	641-2000
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Trading Symbol	ITT
Security Exchange Name	NYSE
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000216228
Document Type	8-K